Stockholders' Equity (Details Narrative) (10-K) - shares	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares issued	376,275,500	376,275,500	376,275,500	376,275,500
Common stock, shares outstanding	376,275,500	376,275,500	376,275,500	376,275,500